Retirement and Pension Plans (Schedule of Amounts Recognized in Accumulated Other Comprehensive Income Before Tax) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Pension Plans
Actuarial loss	¥ 28,344	¥ 24,192
Prior service benefit	(3,628)	(4,436)
Total recognized in accumulated other comprehensive income, before tax	¥ 24,716	¥ 19,756